FORMIDABLE FORTRESS ETF
Schedule of Investments
December 31, 2024 (unaudited)

		Shares	Value
96.26%	COMMON STOCK
6.81%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	4,190	$797,944
	Meta Platforms, Inc.	1,222	715,493
			1,513,437

2.37%	CONSUMER DISCRETIONARY
	Gentex Corp.	18,307	525,960

5.80%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	12,960	654,739
	Monster Beverage Corp.(A)	12,098	635,871
			1,290,610

5.10%	ENERGY
	Coterra Energy, Inc.	21,879	558,790
	Texas Pacific Land Corp.	520	575,099
			1,133,889

15.39%	FINANCIALS
	Erie Indemnity Co.	1,206	497,149
	Interactive Brokers Group, Inc.	4,619	816,039
	Jack Henry & Associates, Inc.	3,835	672,276
	MarketAxess Holdings, Inc.	3,167	715,869
	S&P 500 Global, Inc.	1,447	720,649
			3,421,982

16.73%	HEALTH CARE
	Chemed Corp.	1,150	609,270
	Johnson & Johnson	4,217	609,863
	Regeneron Pharmaceuticals, Inc.(A)	866	616,878
	United Therapeutics Corp.(A)	1,953	689,097
	Vertex Pharmaceuticals(A)	1,288	518,678
	West Pharmaceutical Services I	2,067	677,067
			3,720,853

FORMIDABLE FORTRESS ETF
Schedule of Investments
December 31, 2024 (unaudited)

		Shares	Value

13.55%	INDUSTRIALS
	Automatic Data Processing, Inc.	1,783	$521,938
	EMCOR Group, Inc.	1,033	468,879
	Fastenal Co.	9,041	650,138
	Graco, Inc.	7,781	655,860
	Snap-on, Inc.	2,108	715,624
			3,012,439

22.03%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	1,586	705,262
	Amdocs Ltd. ADR	8,088	688,612
	Cognizant Tech Solutions	9,120	701,328
	F5, Inc.(A)	3,376	848,963
	Microsoft Corp.	1,431	603,166
	Nvidia Corp.	5,573	748,398
	Synopsys, Inc.(A)	1,245	604,273
			4,900,002

2.67%	MATERIALS
	Reliance, Inc.	2,205	593,718

5.81%	REAL ESTATE
	Gaming and Leisure Properties, Inc.	14,254	686,473
	Public Storage	2,024	606,067
			1,292,540

96.26%	TOTAL COMMON STOCK		21,405,430

FORMIDABLE FORTRESS ETF
Schedule of Investments
December 31, 2024 (unaudited)

1.23%	OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.00%	CALL

1.23%	PUT
	SPY US 01/17/25 P565	75	4,395,600	565	01/17/2025	$11,700
	SPY US 01/17/25 P590	150	8,791,200	590	01/17/2025	121,950
	SPY US 01/17/25 P595	125	7,326,000	595	01/17/2025	139,375
						273,025

1.23%	TOTAL OPTIONS PURCHASED					273,025

97.48%	TOTAL INVESTMENTS					21,678,455

2.52%	Other assets, net of liabilities					559,644
100.00%	NET ASSETS					$22,238,099

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

FORMIDABLE FORTRESS ETF
Schedule of Investments
December 31, 2024 (unaudited)

	SHORT INVESTMENTS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.47%)	OPTIONS WRITTEN
0.00%	CALL
	Alphabet, Inc. Class C	10	(190,440)	215	01/24/2025	$(310)
	Interactive Brokers Group, Inc.	10	(176,670)	210	01/17/2025	(110)
	Meta Platforms, Inc.	4	(234,204)	650	01/10/2025	(100)
	Monster Beverage Corp.	40	(210,240)	57	01/10/2025	(100)
	Microsoft Corp.	5	(210,750)	485	01/17/2025	(10)
	Synopsys, Inc.	4	(194,144)	600	01/17/2025	(40)
						(670)

(0.47%)	PUT
	SPDR S&P 500 ETF Trust	75	(4,395,600)	550	01/17/2025	(4,875)
	SPDR S&P 500 ETF Trust	150	(8,791,200)	575	01/17/2025	(45,750)
	SPDR S&P 500 ETF Trust	125	(7,326,000)	580	01/17/2025	(53,750)
						(104,375)

(0.47%)	TOTAL OPTIONS WRITTEN					(105,045)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$21,405,430			$21,405,430
OPTIONS PURCHASED		$273,025		$273,025
TOTAL INVESTMENTS	$21,405,430	$273,025		$21,678,455
OPTIONS WRITTEN		(105,045)		$(105,045)
TOTAL SHORT INVESTMENTS		$(105,045)		$(105,045)

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $195,549,695, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,789,090
Gross unrealized depreciation	(935,163)
Net unrealized appreciation	$1,853,927

4